MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Marketable Securities [Line Items]
Amortized cost	$ 501,377		$ 395,960
Gross unrealized losses	(1,747)	[1]	(132)
Gross unrealized gains	965		3,218
Fair value	500,595		399,046
Available-for-sale securities, continuous unrealized loss position for twelve months or longer			16
Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	453,927		354,775
Gross unrealized losses	(1,493)	[1]	(115)
Gross unrealized gains	881		3,004
Fair value	453,315		357,664
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	47,450		41,185
Gross unrealized losses	(254)	[1]	(17)
Gross unrealized gains	84		214
Fair value	$ 47,280		$ 41,382

[1]	Out of the total unrealized losses, an amount of $16 has been in a continuous unrealized loss position for twelve months or longer.